Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated entities [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Property costs and producing assets	¥ 1,604,141	¥ 1,519,124
Support facilities	407,188	390,089
Construction-in-progress	101,067	100,114
Total capitalized costs	2,112,396	2,009,327
Accumulated depreciation, depletion and amortization	(1,199,741)	(1,063,500)
Net capitalized costs	912,655	945,827
Equity method investments [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Net capitalized costs	¥ 25,837	¥ 28,999